Revenue Recognition and Related Party Revenue (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Fee and Management Income
Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds, and other revenues that are not in the scope of ASC 606 but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended				Six Months Ended
	June 30, 2019				June 30, 2019
	PECO III	Joint Ventures	Other Parties(1)	Total	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees(2)	$228	$1,352	$59	$1,639	$422	$2,681	$118	$3,221
Transactional revenue and reimbursements(3)	204	621	2	827	1,016	1,026	7	2,049
Insurance premiums	21	72	492	585	24	72	946	1,042
Total fees and management income	$453	$2,045	$553	$3,051	$1,462	$3,779	$1,071	$6,312

(1)	Insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $1.0 million for the three and six months ended June 30, 2019.

(2)	Recurring fees include asset management fees and property management fees.

(3)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	Three Months Ended				Six Months Ended
	June 30, 2018				June 30, 2018
	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total
Recurring fees	$5,189	$581	$77	$5,847	$10,333	$1,139	$152	$11,624
Transactional revenue and reimbursements	2,240	515	(11)	2,744	3,951	1,184	20	5,155
Insurance premiums	109	—	437	546	189	—	881	1,070
Total fees and management income	$7,538	$1,096	$503	$9,137	$14,473	$2,323	$1,053	$17,849

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees and other revenue from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $0.9 million for the three and six months ended June 30, 2018.

Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds during the years ended December 31, 2018 and 2017, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	For the year ended December 31, 2018
	REIT II(1)	PECO III	Joint Ventures	Other Parties(2)	Total
Recurring fees(3)	$17,937	$870	$1,948	$281	$21,036
Transactional revenue and reimbursements(4)	6,965	1,278	1,442	132	9,817
Insurance premiums	367	—	—	1,706	2,073

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $1.7 million for the year ended December 31, 2018.

(3)	Recurring fees include asset management fees and property management fees.

(4)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	For the year ended December 31, 2017
	REIT II	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees	$4,396	$74	$335	$187	$4,992
Transactional revenue and reimbursements	1,846	679	297	136	2,958
Insurance premiums	206	—	—	—	206

(1)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.2 million for the year ended December 31, 2017.